Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Income
Net revenue	$ 3,834,802	$ 3,612,515	$ 7,398,394	$ 7,076,436
Cost of revenues	2,623,384	2,454,142	5,104,844	4,808,545
Gross profit	1,211,418	1,158,373	2,293,550	2,267,891
Research and development	30,701	30,921	60,729	61,293
Operating income	556,273	544,239	1,001,168	1,037,552
Other (income) expense:
Gain on the sale of dialysis clinics	228	7,727	230	8,800
Income before income taxes	457,867	441,188	806,501	830,272
Income tax expense	177,291	143,613	278,575	272,614
Net Income	280,576	297,575	527,926	557,658
Other comprehensive income loss derivatives qualifying as hedges before tax	7,071	3,993	14,030	19,890
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,355	6,390	8,709	12,788
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	37,770	(59,178)	(9,286)	(127,370)
Other comprehensive income loss tax	(3,611)	(3,233)	(7,161)	(9,917)
Less: Net income attributable to noncontrolling interests	46,934	35,051	88,822	69,635
Income attributable to the Company	233,642	262,524	439,104	488,023
Current assets:
Cash and cash equivalents	644,538		644,538		682,777	682,777	688,040
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	3,176,410		3,176,410			3,037,274
Accounts receivable from related parties	201,784		201,784			153,118
Inventories	1,279,427		1,279,427			1,097,104
Prepaid expenses and other current assets	1,248,233		1,248,233			1,037,391
Deferred tax asset, current	254,768		254,768			279,052
Total current assets	6,805,160		6,805,160			6,286,716
Property, plant and equipment, net	3,299,880		3,299,880			3,091,954
Intangible assets	728,093		728,093			757,876
Goodwill	11,873,989		11,873,989			11,658,187
Deferred tax asset, non-current	117,461		117,461			104,167
Total assets	24,145,257		24,145,257			23,119,906
Current liabilities:
Accounts payable	559,031		559,031			542,597
Accounts payable to related parties	164,499		164,499			123,929
Accrued expenses and other current liabilities	2,054,683		2,054,683			2,012,533
Short-term borrowings and other financial liabilities	197,804		197,804			96,648
Short Term Borrowings Due To Related Parties Current Acquisitions	161,984		161,984			62,342
Current portion of long-term debt and capital lease obligations	335,416		335,416			511,370
Income tax payable, current	178,032		178,032			170,360
Deferred tax liability, current	35,472		35,472			34,194
Total current liabilities	3,686,921		3,686,921			3,553,973
Total long-term debt less current maturities	8,444,284		8,444,284			7,746,920
Other liabilities	337,147		337,147			329,561
Pension liabilities	436,711		436,711			435,858
Income tax payable, non-current	185,476		185,476			176,933
Deferred tax liability, non-current	732,330		732,330			743,390
Total liabilities	13,822,869		13,822,869			12,986,635
Noncontrolling interests subject to put provisions	672,234		672,234			648,251
Company shareholders' equity	9,381,668		9,381,668			9,234,564
Minority interest	268,486		268,486			250,456
Total equity	9,650,154		9,650,154			9,485,020
Total liabilities and equity	24,145,257		24,145,257			23,119,906
Consolidated Statements of Comprehensive Income
Net Income	280,576	297,575	527,926	557,658
Other comprehensive income loss derivatives qualifying as hedges before tax	7,071	3,993	14,030	19,890
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,355	6,390	8,709	12,788
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	37,770	(59,178)	(9,286)	(127,370)
Other comprehensive income loss tax	(3,611)	(3,233)	(7,161)	(9,917)
Other comprehensive income (loss), net of tax	45,585	(52,028)	6,292	(104,609)
Total comprehensive income	326,161	245,547	534,218	453,049
Comprehensive income attributable to noncontrolling interests	(47,216)	(34,715)	(89,071)	(67,317)
Comprehensive income attributable to the Company	278,945	210,832	445,147	385,732
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net				(3,417)
Income before income taxes			3,461	3,417
Income tax expense			1,273	1,240
Net Income			2,188	2,177
Income attributable to the Company			2,188	2,177
Current assets:
Cash and cash equivalents	0	1	0	1			1
Accounts receivable from related parties	1,267,108		1,267,108			1,269,092
Total current assets	1,267,108		1,267,108			1,269,092
Total assets	1,267,108		1,267,108			1,269,092
Current liabilities:
Accrued expenses and other current liabilities	29,771		29,771			29,770
Total current liabilities	29,771		29,771			29,770
Total long-term debt less current maturities	1,165,000		1,165,000			1,167,466
Income tax payable, non-current	580		580			2,287
Total liabilities	1,195,351		1,195,351			1,199,523
Company shareholders' equity	71,757		71,757			69,569
Total equity	71,757		71,757			69,569
Total liabilities and equity	1,267,108		1,267,108			1,269,092
Consolidated Statements of Comprehensive Income
Net Income			2,188	2,177
Total comprehensive income			2,188	2,177
Comprehensive income attributable to the Company			2,188	2,177
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			83,548	40,547
Operating income			(83,548)	(40,547)
Other (income) expense:
Interest, net			122,940	95,049
Other, net			(671,761)	(615,001)
Income before income taxes			465,273	479,405
Income tax expense			26,169	(8,618)
Net Income			439,104	488,023
Other comprehensive income loss derivatives qualifying as hedges before tax			16,076	14,431
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			99	65
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			36,765	27,707
Other comprehensive income loss tax			(4,646)	(4,162)
Income attributable to the Company			439,104	488,023
Current assets:
Cash and cash equivalents	2,611	4,932	2,611	4,932		13	78
Accounts receivable from related parties	1,351,662		1,351,662			960,137
Prepaid expenses and other current assets	49,754		49,754			71,939
Total current assets	1,404,027		1,404,027			1,032,089
Property, plant and equipment, net	651		651			734
Intangible assets	270		270			501
Deferred tax asset, non-current	85,060		85,060			80,931
Other assets	14,258,249		14,258,249			13,955,933
Total assets	15,748,257		15,748,257			15,070,188
Current liabilities:
Accounts payable	651		651			2,193
Accounts payable to related parties	2,032,970		2,032,970			1,896,712
Accrued expenses and other current liabilities	54,308		54,308			45,897
Short-term borrowings and other financial liabilities	68,290		68,290			60
Current portion of long-term debt and capital lease obligations	68,749		68,749			271,090
Income tax payable, current	117,578		117,578			114,197
Deferred tax liability, current	1,259		1,259			2,331
Total current liabilities	2,343,805		2,343,805			2,332,480
Total long-term debt less current maturities	646,406		646,406			96,699
Long term borrowings from related parties	3,328,094		3,328,094			3,359,606
Other liabilities	5,340		5,340			5,616
Pension liabilities	12,395		12,395			10,377
Income tax payable, non-current	30,549		30,549			30,846
Total liabilities	6,366,589		6,366,589			5,835,624
Company shareholders' equity	9,381,668		9,381,668			9,234,564
Total equity	9,381,668		9,381,668			9,234,564
Total liabilities and equity	15,748,257		15,748,257			15,070,188
Consolidated Statements of Comprehensive Income
Net Income			439,104	488,023
Other comprehensive income loss derivatives qualifying as hedges before tax			16,076	14,431
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			99	65
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			36,765	27,707
Other comprehensive income loss tax			(4,646)	(4,162)
Other comprehensive income (loss), net of tax			48,294	38,041
Total comprehensive income			487,398	526,064
Comprehensive income attributable to the Company			487,398	526,064
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,092,279	1,006,662
Cost of revenues			691,930	663,055
Gross profit			400,349	343,607
Selling, general and administrative			84,853	106,983
Research and development			38,761	36,549
Operating income			276,735	200,075
Other (income) expense:
Interest, net			(2,928)	3,804
Other, net			202,485	164,333
Income before income taxes			77,178	31,938
Income tax expense			74,033	37,248
Net Income			3,145	(5,310)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,894	1,267
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(7,260)	(6,535)
Other comprehensive income loss tax			(553)	(369)
Income attributable to the Company			3,145	(5,310)
Current assets:
Cash and cash equivalents	8,033	595	8,033	595		4,490	501
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	154,243		154,243			152,480
Accounts receivable from related parties	1,040,410		1,040,410			815,748
Inventories	314,662		314,662			287,625
Prepaid expenses and other current assets	56,457		56,457			41,240
Total current assets	1,573,805		1,573,805			1,301,583
Property, plant and equipment, net	257,430		257,430			238,469
Intangible assets	68,318		68,318			73,166
Goodwill	62,223		62,223			62,829
Deferred tax asset, non-current	14,829		14,829			14,209
Other assets	57,611		57,611			47,661
Total assets	2,034,216		2,034,216			1,737,917
Current liabilities:
Accounts payable	32,873		32,873			28,689
Accounts payable to related parties	785,342		785,342			522,719
Accrued expenses and other current liabilities	154,350		154,350			129,727
Deferred tax liability, current	10,598		10,598			9,002
Total current liabilities	983,163		983,163			690,137
Other liabilities	5,644		5,644			6,028
Pension liabilities	261,351		261,351			254,233
Total liabilities	1,250,158		1,250,158			950,398
Company shareholders' equity	784,058		784,058			787,519
Total equity	784,058		784,058			787,519
Total liabilities and equity	2,034,216		2,034,216			1,737,917
Consolidated Statements of Comprehensive Income
Net Income			3,145	(5,310)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,894	1,267
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(7,260)	(6,535)
Other comprehensive income loss tax			(553)	(369)
Other comprehensive income (loss), net of tax			(5,919)	(5,637)
Total comprehensive income			(2,774)	(10,947)
Comprehensive income attributable to the Company			(2,774)	(10,947)
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			(24,234)	37,920
Operating income			24,234	(37,920)
Other (income) expense:
Interest, net			90,665	87,078
Other, net			(374,253)	(432,819)
Income before income taxes			307,822	307,821
Income tax expense			(26,207)	(49,312)
Net Income			334,029	357,133
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			6,524	11,335
Other comprehensive income loss tax			(2,574)	(4,472)
Income attributable to the Company			334,029	357,133
Current assets:
Accounts receivable from related parties	1,654,545		1,654,545			1,643,394
Prepaid expenses and other current assets	67		67			167
Total current assets	1,654,612		1,654,612			1,643,561
Other assets	12,894,961		12,894,961			12,583,487
Total assets	14,549,573		14,549,573			14,227,048
Current liabilities:
Accounts payable to related parties	1,602,668		1,602,668			1,600,480
Accrued expenses and other current liabilities	9,346		9,346			9,403
Current portion of long-term debt and capital lease obligations	200,000		200,000			200,000
Total current liabilities	1,812,014		1,812,014			1,809,883
Total long-term debt less current maturities	2,435,447		2,435,447			2,438,189
Long term borrowings from related parties	2,076,579		2,076,579			2,092,818
Other liabilities	0		0			0
Total liabilities	6,324,040		6,324,040			6,340,890
redeemable preferred stock	235,141		235,141			235,141
Company shareholders' equity	7,990,392		7,990,392			7,651,017
Total equity	7,990,392		7,990,392			7,651,017
Total liabilities and equity	14,549,573		14,549,573			14,227,048
Consolidated Statements of Comprehensive Income
Net Income			334,029	357,133
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			6,524	11,335
Other comprehensive income loss tax			(2,574)	(4,472)
Other comprehensive income (loss), net of tax			3,950	6,863
Total comprehensive income			337,979	363,996
Comprehensive income attributable to the Company			337,979	363,996
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			8,085,343	7,664,410
Cost of revenues			6,160,749	5,719,837
Gross profit			1,924,594	1,944,573
Selling, general and administrative			1,074,154	964,028
Research and development			21,968	24,912
Operating income			828,472	955,633
Other (income) expense:
Interest, net			(12,549)	24,349
Income before income taxes			841,021	931,284
Income tax expense			345,468	322,357
Net Income			495,553	559,265
Other comprehensive income loss derivatives qualifying as hedges before tax			(2,046)	5,459
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			192	121
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(38,509)	(154,575)
Other comprehensive income loss tax			612	(914)
Income attributable to the Company			495,553	608,927
Current assets:
Cash and cash equivalents	632,579	550,768	632,579	550,768		672,206	686,457
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	3,020,417		3,020,417			2,882,736
Accounts receivable from related parties	4,297,558		4,297,558			4,073,975
Inventories	1,129,355		1,129,355			946,790
Prepaid expenses and other current assets	1,090,101		1,090,101			879,085
Deferred tax asset, current	299,458		299,458			322,337
Total current assets	10,469,468		10,469,468			9,777,129
Property, plant and equipment, net	3,168,807		3,168,807			2,980,268
Intangible assets	659,594		659,594			684,290
Goodwill	11,811,766		11,811,766			11,595,358
Deferred tax asset, non-current	128,624		128,624			118,306
Other assets	5,068,002		5,068,002			5,234,132
Total assets	31,306,261		31,306,261			30,389,483
Current liabilities:
Accounts payable	525,507		525,507			511,715
Accounts payable to related parties	5,394,855		5,394,855			4,931,344
Accrued expenses and other current liabilities	1,802,668		1,802,668			1,786,709
Short-term borrowings and other financial liabilities	129,514		129,514			96,588
Short Term Borrowings Due To Related Parties Current Acquisitions	161,984		161,984			62,342
Current portion of long-term debt and capital lease obligations	66,667		66,667			40,280
Income tax payable, current	58,684		58,684			56,163
Deferred tax liability, current	66,651		66,651			64,539
Total current liabilities	8,206,530		8,206,530			7,549,680
Total long-term debt less current maturities	7,390,784		7,390,784			7,478,944
Long term borrowings from related parties	5,985		5,985			6,940
Other liabilities	302,918		302,918			298,313
Pension liabilities	162,965		162,965			171,248
Income tax payable, non-current	24,791		24,791			20,262
Deferred tax liability, non-current	757,995		757,995			768,156
Total liabilities	16,851,968		16,851,968			16,293,543
Noncontrolling interests subject to put provisions	672,234		672,234			648,251
redeemable preferred stock	(235,141)		(235,141)			(235,141)
Company shareholders' equity	13,748,714		13,748,714			13,432,374
Minority interest	268,486		268,486			250,456
Total equity	14,017,200		14,017,200			13,682,830
Total liabilities and equity	31,306,261		31,306,261			30,389,483
Consolidated Statements of Comprehensive Income
Net Income			495,553	559,265
Other comprehensive income loss derivatives qualifying as hedges before tax			(2,046)	5,459
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			192	121
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(38,509)	(154,575)
Other comprehensive income loss tax			612	(914)
Other comprehensive income (loss), net of tax			(39,751)	(149,909)
Total comprehensive income			455,802	459,018
Comprehensive income attributable to the Company			455,802	459,018
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,779,228)	(1,594,636)
Cost of revenues			(1,747,835)	(1,574,347)
Gross profit			(31,393)	(20,289)
Selling, general and administrative			13,332	19,568
Research and development			0	(168)
Operating income			(44,725)	(39,689)
Other (income) expense:
Other, net			843,529	883,487
Income before income taxes			(888,254)	(923,593)
Income tax expense			(142,161)	(30,301)
Net Income			(746,093)	(843,630)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(282)	6,033
Less: Net income attributable to noncontrolling interests			88,822	69,635
Income attributable to the Company			(834,915)	(962,927)
Current assets:
Cash and cash equivalents	1,315	29,561	1,315	29,561		6,068	1,003
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	1,750		1,750			2,058
Accounts receivable from related parties	(9,409,499)		(9,409,499)			(8,609,228)
Inventories	(164,590)		(164,590)			(137,311)
Prepaid expenses and other current assets	51,854		51,854			44,960
Deferred tax asset, current	(44,690)		(44,690)			(43,285)
Total current assets	(9,563,860)		(9,563,860)			(8,736,738)
Property, plant and equipment, net	(127,008)		(127,008)			(127,517)
Intangible assets	(89)		(89)			(81)
Deferred tax asset, non-current	(111,052)		(111,052)			(109,279)
Other assets	(30,958,149)		(30,958,149)			(30,600,207)
Total assets	(40,760,158)		(40,760,158)			(39,573,822)
Current liabilities:
Accounts payable to related parties	(9,651,336)		(9,651,336)			(8,827,326)
Accrued expenses and other current liabilities	4,240		4,240			11,027
Income tax payable, current	1,770		1,770
Deferred tax liability, current	(43,036)		(43,036)			(41,678)
Total current liabilities	(9,688,362)		(9,688,362)			(8,857,977)
Total long-term debt less current maturities	(3,193,353)		(3,193,353)			(3,434,378)
Long term borrowings from related parties	(5,410,658)		(5,410,658)			(5,459,364)
Other liabilities	23,245		23,245			19,604
Pension liabilities	0		0
Income tax payable, non-current	129,556		129,556			123,538
Deferred tax liability, non-current	(25,665)		(25,665)			(24,766)
Total liabilities	(18,165,237)		(18,165,237)			(17,633,343)
Company shareholders' equity	(22,594,921)		(22,594,921)			(21,940,479)
Total equity	(22,594,921)		(22,594,921)			(21,940,479)
Total liabilities and equity	(40,760,158)		(40,760,158)			(39,573,822)
Consolidated Statements of Comprehensive Income
Net Income			(746,093)	(843,630)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(282)	6,033
Other comprehensive income (loss), net of tax			(282)	6,033
Total comprehensive income			(746,375)	(887,259)
Comprehensive income attributable to noncontrolling interests			(89,071)	(67,317)
Comprehensive income attributable to the Company			$ (835,446)	$ (954,576)